Average Annual Total Returns - JPMorgan Ultra-Short Income ETF	ETF Past	ETF Life of Fund since	ETF Inception Date	ETF Return After Taxes on Distributions Past	ETF Return After Taxes on Distributions Life of Fund since	ETF Return After Taxes on Distributions and Sale of Fund Shares Past	ETF Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	2.18%	2.42%	May 17, 2017	1.58%	1.59%	1.29%	1.49%	0.67%	1.51%